INVESTMENTS IN DEBT AND EQUITY SECURITIES	6 Months Ended
Jun. 30, 2026
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN DEBT AND EQUITY SECURITIES	INVESTMENTS IN DEBT AND EQUITY SECURITIES
As of June 30, 2026 and June 30, 2025, the equity securities consisted of approximately 1.3 million shares in NorAm Drilling Company AS (“NorAm Drilling”) which are traded on the Euronext Growth in Oslo. The Company recognized a mark to market gain of $0.7 million in the Statement of Operations in the six months ended June 30, 2026 (June 30, 2025: loss of $1.3 million), together with a foreign exchange gain of $0.0 million (June 30, 2025: gain of $0.4 million), in Other Financial Items in the Statement of Operations. As of June 30, 2026, the Company also held a debt security with a carrying value of $0.1 million, acquired during the six months ended June 30, 2026.